As filed with the Securities and Exchange Commission on February 22, 1999

                                                   Registration No.  33-44964
                                     Investment Company Act File No. 811-6526

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                      -------------------------------------

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

           Pre-Effective Amendment No. __                             /   /
          Post-Effective Amendment No. 44                            / X /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / X /

                              AMENDMENT NO. 46                       / X /

                        (Check appropriate box or boxes)

                               THE COVENTRY GROUP
               (Exact Name of Registrant as Specified in Charter)

                    3435 Stelzer Road, Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (614) 470-8000

                      -------------------------------------

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                                1775 Eye Street, NW
                              Washington, DC 20006

                      -------------------------------------
                    (Name and Address of Agent for Services)

                                   Copies to:

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)

[ ]    Immediately upon filing pursuant to     [X]  on April 1, 1999 pursuant
       paragraph (b), or                            to paragraph (b), or
[ ]    60 days after filing pursuant to        [ ]  on the 75th day after filing
       paragraph (a), or                            pursuant to paragraph (a) of Rule 485

This filing pursuant to Rule 485(b)(1)(iii), which is solely for the purpose of extending the effective date for Registrant's Post-Effective Amendment No. 43, filed December 16, 1998 pursuant to Rule 485(a) under the Securities Act of
1933, to April 1, 1999, incorporates by reference into this filing Post-Effective Amendment No. 43 in its entirety, including the cross-reference sheets, prospectus, Statement of Additional Information, Part C and exhibits.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 22nd day of February, 1999.


                                           THE COVENTRY GROUP


                                           By:  WALTER B. GRIMM
                                                -----------------------------
                                                Walter B. Grimm, President***


 By: /s/ Jeffrey L. Steele
     --------------------------------------
     Jeffrey L. Steele, as attorney-in-fact


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                           Title                          Date
---------                           -----                          ----

WALTER B. GRIMM                Chairman, President            February 22, 1999
---------------------          and Trustee
Walter B. Grimm***             (Principal Executive
                               Officer)

JOHN H. FERRING IV             Trustee                        February 22, 1999
---------------------
John H. Ferring IV**

MAURICE G. STARK               Trustee                        February 22, 1999
---------------------
Maurice G. Stark*

MICHAEL M. VAN BUSKIRK         Trustee                        February 22, 1999
----------------------
Michael M. Van Buskirk*


PAUL KANE                      Treasurer                      February 22, 1999
---------------------          (Principal
Paul Kane                      Financial and
                               Accounting Officer)

By:  Jeffrey L. Steele
    ---------------------------
     Jeffrey L. Steele, as attorney-in-fact


* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.
** Pursuant to power of attorney filed with Post-Effective Amendment No.39 on July 31, 1998.
***      Pursuant to power of attorney filed with Post-Effective
         Amendment No. 26 on May 1, 1996.